RELATED PARTY TRANSACTIONS (Detail Textuals) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended			58 Months Ended
	Feb. 28, 2018	Feb. 28, 2018	Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Oct. 20, 2015	Feb. 01, 2018	Oct. 31, 2017	Feb. 01, 2017
Related Party Transaction [Line Items]
Advances from related parties			$ 58,115				$ 40,057
Management fees	$ 42,000	$ 42,000	$ 11,635	$ 38,135
Contributed capital					$ 37,557
Founder's shares subscription reversed					2,500
Due to related parties									$ 1,650,000
Payments made to related parties				10,365
Prior year related party loan converted to common shares				84,980
Loss on related party loan conversions				489,418
Rent expense	49,610	49,610		22,250
Prepaid Rent	$ 49,610	$ 49,610		22,250
Related Party
Related Party Transaction [Line Items]
Advances from related parties				49,980	45,288
Due to related parties				0	45,365
Payments made to related parties				10,365
Prior year related party loan converted to common shares					35,000
Loss on related party loan conversions				287,886	201,532
Chief Executive Officer
Related Party Transaction [Line Items]
Rent expense								$ 54,120		$ 49,200
Prepaid Rent								$ 54,120		$ 49,200
Directors and Officers
Related Party Transaction [Line Items]
Management and salary expenses				$ 646,417	$ 0	$ 0